Equity (Details Narrative) - shares				12 Months Ended
	Feb. 16, 2024	Oct. 06, 2023	Mar. 23, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Common stock, shares outstanding				23,590,308	19,221,384	16,250,000
Shares issued		171,384	2,800,000
Common stock, shares outstanding				23,590,308
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares outstanding				19,221,384
Shares issued				4,368,924	2,971,384
Common stock, shares outstanding				23,590,308
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued	3,555,555		2,800,000
Shares issued to acquisition				813,369